Investment in Joint Venture - Schedule of Investment in Joint Venture (Details) - Tanbreez Financial Information [Member] - USD ($)		6 Months Ended
		Dec. 31, 2025	Jun. 30, 2025
Investment in Joint Venture - Schedule of Investment in Joint Venture (Details) [Line Items]
Shares in Tanbreez Mining Greenland A/S		$ 114,046,056	$ 107,856,418
Investment in joint venture accounted for using the equity method		114,046,056	107,856,418
Balance at beginning of period		107,856,418	5,000,000
Purchase of unlisted investments	[1]		96,850,000
Cash investments		5,000,000	2,060,000
Invoices paid by the Company on behalf of the joint venture		1,154,542	3,244,440
Share of profits of joint venture recognised during the period		$ 35,096	$ 701,978

[1]	On June 5, 2024, CRML entered into a heads of agreement to acquire 92.5% of the issued capital of Rimbal Pty Ltd (Vendor) which is the registered holder of 92.5% of the issued capital of Tanbreez Mining Greenland A/S (Tanbreez) which holds the only exploitation permit for rare earths in Greenland (HOA). The HOA was comprised of the following stages: 1. Initial Investment of US$5,000,000 to acquire a 5.55% equity interest in Tanbreez 2. Stage 1 interest – Issue of US$90,000,000 of shares in CRML subject to holding lock until February 28, 2025 to acquire a 36.45% equity interest in Tanbreez 3. Stage 2 interest – Issue of US$116,000,000 of shares in CRML equal to 95% of the closing price of CRML shares on the date upon which CRML meets a minimum of US$10 million on the permit within 2 years to acquire a 50.50% equity interest in Tanbreez